Basis of Preparation (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Basis of Preparation [Abstract]
Re-classification deficit from accumlated other comprehensive loss	$ 210
Increase opening deficit and increase carrying value of convertible and non-convertible debt	2,159
Adjustment in lease assests	$ 211